Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 99.2%
General Obligation Bonds - 11.2%
4,480,000	Alameda California Unified School District+	2.49%	08/01/2032	3,662,691
1,000,000	Alamo Texas Community College District	4.00%	02/15/2035	1,113,160
2,000,000	Broward County Florida School District	5.00%	07/01/2029	2,324,853
3,600,000	California, State of	4.00%	11/01/2033	4,224,393
2,000,000	California, State of	4.00%	11/01/2034	2,342,595
2,800,000	Chicago Illinois Park District	5.75%	01/01/2038	3,135,960
3,040,000	Clark County Nevada School District	5.00%	06/15/2027	3,579,777
5,000,000	Clark County Nevada School District	4.00%	06/15/2034	5,625,079
8,045,000	Grossmont California Healthcare District+	2.48%	07/15/2033	6,504,503
3,260,000	Hawaii, State of	4.00%	11/01/2032	3,387,155
1,000,000	Hoover, City of Alabama	4.00%	07/01/2033	1,161,247
5,000,000	Kane, McHenry, Cook & DeKalb Counties Illinois Unit School District No. 300	5.25%	01/01/2033	5,305,271
1,025,000	Katy Texas Independent School District	5.00%	02/15/2038	1,216,359
1,985,000	Kitsap County Washington School District No. 401 Central Kitsap	4.00%	12/01/2033	2,264,722
2,460,000	Kitsap County Washington School District No. 401 Central Kitsap	4.00%	12/01/2034	2,803,035
1,435,000	Lane County Oregon School District No. 19 Springfield+	3.49%	06/15/2032	1,180,411
1,200,000	Las Vegas Valley Nevada Water District	5.00%	06/01/2033	1,237,288
5,240,000	Louisiana, State of	4.00%	05/01/2035	5,800,273
830,000	Massachusetts, Commonwealth of (3 Month LIBOR USD + 0.57%)	0.65%	05/01/2037	822,056
5,255,000	Memphis, City of Tennessee	4.00%	05/01/2033	6,188,717
4,440,000	New Jersey, State of	4.00%	06/01/2028	4,693,017
5,755,000	New Jersey, State of	4.00%	06/01/2030	6,078,625
17,000,000	New York, City of New York†	4.00%	08/01/2037	20,032,477
4,015,000	New York, City of New York	5.00%	03/01/2043	5,007,546
3,030,000	Ohio, State of	5.00%	05/01/2035	3,499,909
7,000,000	Texas, State of	4.00%	10/01/2044	7,621,751
4,640,000	Twin Rivers California Unified School District+	2.41%	08/01/2032	3,773,216
5,350,000	Washington, State of	5.00%	02/01/2039	6,436,739
3,325,000	Will County Illinois Community Unit School District No. 365 Valley View	4.00%	11/01/2037	3,766,514
9,635,000	Wisconsin, State of	4.00%	05/01/2039	11,265,473
1,000,000	York County Pennsylvania	5.00%	06/01/2032	1,138,286
				137,193,098
Revenue Bonds - 88.0%
1,285,000	Arizona Sports & Tourism Authority	5.00%	07/01/2028	1,323,487
10,000,000	Austin Texas Water & Wastewater System Revenue	5.00%	11/15/2043	11,140,124
4,200,000	Austin, Texas	7.88%	09/01/2026	4,246,301
17,000,000	Black Belt Energy Gas District#	4.00%	12/01/2048	18,177,265
10,475,000	Buckeye Ohio Tobacco Settlement Financing Authority	4.00%	06/01/2038	12,141,773
1,445,000	California Infrastructure & Economic Development Bank	4.00%	11/01/2031	1,546,237
1,050,000	California Infrastructure & Economic Development Bank (SIFMA Municipal Swap Index + 0.35%)	0.40%	08/01/2047	1,053,986
4,300,000	Central Florida Expressway Authority	4.00%	07/01/2034	5,259,542
2,000,000	Chicago Illinois Wastewater Transmission Revenue	5.00%	01/01/2031	2,279,460
4,000,000	Chicago Illinois Waterworks Revenue	5.00%	11/01/2039	4,450,349
7,880,000	Chicago O'Hare International Airport	5.00%	01/01/2033	8,978,344
4,690,000	Colorado Health Facilities Authority	5.00%	11/15/2034	5,244,232
7,715,000	Colorado Health Facilities Authority	5.00%	12/01/2035	8,623,802
1,000,000	Colorado Housing and Finance Authority	1.55%	04/01/2023	1,004,360
7,300,000	Dallas Fort Worth Texas International Airport	4.50%	11/01/2045	7,604,490
5,530,000	Dauphin County Pennsylvania General Authority	5.00%	06/01/2042	5,694,359
10,050,000	Delaware Valley Pennsylvania Regional Finance Authority (3 Month LIBOR USD + 0.65%)	0.73%	06/01/2027	10,050,014
6,750,000	Denver Colorado Airport System Revenue	5.00%	12/01/2034	9,062,880
9,150,000	Denver Colorado Airport System Revenue	5.00%	12/01/2036	12,567,344
5,000,000	Denver Colorado Dedicated Tax Revenue	5.00%	08/01/2042	5,865,718
4,855,000	District of Columbia	5.00%	03/01/2038	6,218,495
1,625,000	District of Columbia Water & Sewer Authority	5.00%	10/01/2028	1,907,955
2,345,000	District of Columbia Water & Sewer Authority	5.25%	10/01/2044	2,758,132
1,385,000	Energy Northwest	5.00%	07/01/2033	1,613,882
4,500,000	Florida Development Finance Corp.	4.00%	11/15/2033	5,534,154
3,000,000	Glendale Arizona Industrial Development Authority	5.00%	11/15/2048	3,443,158
6,835,000	Glendale Arizona Industrial Development Authority	5.00%	11/15/2054	7,829,492
15,445,000	Golden State Tobacco Securitization Corp.	5.00%	06/01/2031	18,909,638
14,260,000	Golden State Tobacco Securitization Corp.	5.00%	06/01/2032	17,399,390
8,925,000	Grand Forks North Dakota Health Care System	4.00%	12/01/2035	10,444,903
1,375,000	Grand Forks North Dakota Health Care System	4.00%	12/01/2037	1,600,745
5,000,000	Grand Forks, County of North Dakota^	6.63%	12/15/2031	5,048,793
2,500,000	Grand Forks, County of North Dakota^	9.00%	06/15/2044	2,507,063
4,050,000	Harris County Texas Sports Authority+	4.42%	11/15/2034	2,471,372
1,385,000	Hudson County New Jersey Improvement Authority	5.00%	05/01/2041	1,625,880
4,000,000	Illinois Finance Authority#	0.01%	08/15/2049	4,000,000
10,000,000	Illinois State Sales Tax Revenue	3.00%	06/15/2034	10,919,357
3,000,000	Illinois State Toll Highway Authority	5.00%	01/01/2031	3,175,039
1,250,000	Illinois State Toll Highway Authority	5.00%	01/01/2033	1,488,294
1,500,000	Illinois State Toll Highway Authority	5.00%	01/01/2037	1,734,582
6,070,000	Imperial California Irrigation District Electric System Revenue	4.00%	11/01/2037	6,967,517
1,810,000	Indianapolis Indiana Local Public Improvement Bond Bank	5.00%	02/01/2034	1,987,591
5,000,000	Iowa State Financial Authority Health Facilities Revenue#	0.01%	02/15/2039	5,000,000
2,000,000	Jacksonville, Florida Sales Tax Revenue	5.00%	10/01/2030	2,093,883
3,720,000	Kansas City Missouri Municipal Assistance Corp.+	3.06%	04/15/2026	3,570,679
3,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	3,301,163
2,280,000	Las Vegas Nevada Redevelopment Agency	5.00%	06/15/2028	2,671,303
5,235,000	Lees Summit Missouri Industrial Development Authority	5.25%	08/15/2039	5,625,821
10,000,000	Lehigh County Pennsylvania (SIFMA Municipal Swap Index + 1.10%)	1.15%	08/15/2038	10,272,343
1,000,000	Louisiana Public Facilities Authority	5.00%	06/01/2036	1,145,717
2,720,000	Louisiana Public Facilities Authority	4.00%	05/15/2042	3,035,311
7,000,000	Louisiana State Gasoline & Fuels Tax Revenue	5.00%	05/01/2041	7,962,132
21,505,000	Love Field Texas Airport Modernization Corp.	5.00%	11/01/2028	22,530,545
25,000,000	Main Street Natural Gas, Inc. (1 Month LIBOR USD + 0.75%)	0.81%	04/01/2048	25,166,310
29,000,000	Main Street Natural Gas, Inc. (1 Month LIBOR USD + 0.83%)	0.89%	08/01/2048	29,276,289
10,000,000	Main Street Natural Gas, Inc.#	4.00%	03/01/2050	11,417,577
3,840,000	Massachusetts Housing Finance Agency	4.00%	12/01/2033	3,918,113
14,250,000	Metropolitan Pier & Exposition Authority+	2.15%	06/15/2030	12,223,478
1,495,000	Metropolitan Pier & Exposition Authority+	2.26%	12/15/2033	1,140,503
10,000,000	Metropolitan Pier & Exposition Authority+	4.39%	06/15/2035	7,307,115
10,165,000	Metropolitan Pier & Exposition Authority+	4.19%	06/15/2037	6,980,688
5,365,000	Metropolitan Pier & Exposition Authority+	2.86%	06/15/2038	3,565,977
1,000,000	Metropolitan Pier & Exposition Authority	5.00%	06/15/2053	1,129,799
7,725,000	Metropolitan Pier & Exposition Authority	5.00%	06/15/2057	9,056,246
1,000,000	Metropolitan Transportation Authority	5.00%	11/15/2027	1,049,492
5,295,000	Metropolitan Transportation Authority	5.00%	11/15/2028	6,186,132
1,705,000	Metropolitan Transportation Authority+	3.20%	11/15/2029	1,480,285
2,235,000	Metropolitan Transportation Authority	5.25%	11/15/2031	2,703,643
6,000,000	Metropolitan Transportation Authority+	3.60%	11/15/2033	4,626,425
5,000,000	Metropolitan Transportation Authority	5.00%	11/15/2035	5,725,446
1,000,000	Metropolitan Transportation Authority	5.00%	11/15/2036	1,128,937
5,120,000	Metropolitan Transportation Authority	5.00%	11/15/2036	6,113,862
10,000,000	Metropolitan Transportation Authority	5.00%	11/15/2038	10,796,665
17,590,000	Metropolitan Transportation Authority	5.00%	11/15/2038	18,662,943
10,000,000	Metropolitan Transportation Authority	5.25%	11/15/2044	11,028,193
4,000,000	Metropolitan Transportation Authority#	0.03%	11/15/2050	4,000,000
10,000,000	Miami-Dade County Florida Aviation Revenue	5.00%	10/01/2028	11,277,187
6,760,000	Miami-Dade County Florida Water & Sewer System Revenue	4.00%	10/01/2035	7,880,696
2,000,000	Michigan State Finance Authority	5.00%	11/01/2044	2,331,527
2,020,000	Michigan State University	4.00%	08/15/2030	2,155,776
3,000,000	Missouri Joint Municipal Electric Utility Commission	5.00%	01/01/2030	3,300,344
2,000,000	Missouri Joint Municipal Electric Utility Commission	5.00%	12/01/2030	2,312,997
1,595,000	Missouri Joint Municipal Electric Utility Commission	5.00%	12/01/2037	1,833,631
5,000,000	Nebraska Educational Health Cultural & Social Services Finance Authority	4.00%	01/01/2044	5,597,535
1,080,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2031	928,484
1,750,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.25%	07/01/2036	1,437,375
4,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2046	3,088,163
250,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	192,253
2,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,560,084
2,350,000	New Jersey Economic Development Authority (SIFMA Municipal Swap Index + 1.55%)	1.60%	09/01/2027	2,381,156
2,835,000	New Jersey Economic Development Authority (SIFMA Municipal Swap Index + 1.60%)	1.65%	03/01/2028	2,873,721
1,950,000	New Jersey Educational Facilities Authority	5.00%	07/01/2027	2,249,225
1,000,000	New Jersey Transportation Trust Fund Authority	5.25%	06/15/2028	1,164,177
4,320,000	New Jersey Transportation Trust Fund Authority+	1.58%	12/15/2032	3,477,857
1,000,000	New Jersey Transportation Trust Fund Authority+	2.13%	12/15/2035	738,316
9,675,000	New Jersey Transportation Trust Fund Authority+	2.26%	12/15/2038	6,505,495
1,550,000	New Jersey Turnpike Authority	5.00%	01/01/2028	1,742,477
13,565,000	New Mexico Municipal Energy Acquisition Authority#	5.00%	11/01/2039	15,597,405
16,000,000	New York & New Jersey Port Authority	4.00%	03/15/2030	18,864,034
1,165,000	New York & New Jersey Port Authority	5.00%	05/01/2031	1,346,123
12,250,000	New York & New Jersey Port Authority	4.00%	11/01/2034	14,428,919
7,000,000	New York & New Jersey Port Authority	5.00%	12/01/2034	7,694,807
2,010,000	New York City Transitional Finance Authority Building Aid Revenue	5.00%	07/15/2033	2,084,592
8,165,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%	02/01/2034	8,671,756
7,045,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%	08/01/2036	7,925,636
7,575,000	New York City Transitional Finance Authority Future Tax Secured Revenue	4.00%	05/01/2043	8,758,077
7,340,000	New York City Transitional Finance Authority Future Tax Secured Revenue	4.00%	05/01/2045	8,473,239
5,000,000	New York City Water & Sewer System#	0.03%	06/15/2044	5,000,000
10,000,000	New York City Water & Sewer System	5.00%	06/15/2047	10,569,080
10,085,000	New York City Water & Sewer System	4.25%	06/15/2047	10,716,074
1,235,000	New York Convention Center Development Corp.	5.00%	11/15/2026	1,450,625
2,000,000	New York Convention Center Development Corp.+	2.46%	11/15/2032	1,580,006
8,730,000	New York Convention Center Development Corp.+	2.52%	11/15/2035	6,290,743
2,750,000	New York Convention Center Development Corp.+	3.09%	11/15/2037	1,911,945
3,000,000	New York Convention Center Development Corp.+	2.77%	11/15/2037	2,023,591
4,000,000	New York Liberty Development Corp.	5.00%	12/15/2041	4,034,893
1,675,000	New York State Dormitory Authority	5.00%	03/15/2030	1,956,743
1,115,000	New York State Dormitory Authority	5.00%	02/15/2031	1,349,573
1,325,000	New York State Dormitory Authority	5.00%	03/15/2031	1,551,263
2,000,000	New York State Dormitory Authority	5.00%	03/15/2036	2,327,907
6,915,000	New York State Dormitory Authority	5.00%	03/15/2037	7,062,816
20,035,000	New York State Thruway Authority	5.00%	01/01/2037	25,348,054
9,390,000	New York State Urban Development Corp.	4.00%	03/15/2038	10,921,103
6,850,000	New York State Urban Development Corp.†	4.00%	03/15/2045	7,876,015
15,000,000	New York State Urban Development Corp.†	4.00%	03/15/2046	17,111,091
5,030,000	New York Transportation Development Corp.	4.00%	07/01/2041	5,405,731
3,375,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	3,821,694
1,760,000	Niagara County New York Tobacco Asset Securitization Corp.	5.00%	05/15/2024	1,961,547
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,181,613
4,165,000	North Texas Tollway Authority	5.00%	01/01/2032	4,742,649
2,000,000	Omaha Nebraska Public Power District	5.00%	02/01/2043	2,268,963
1,000,000	Onondaga County New York Trust for Cultural Resources	4.00%	12/01/2049	1,161,001
1,150,000	Orange County Florida Convention Center/Orlando	5.00%	10/01/2027	1,341,764
1,000,000	Park Creek Colorado Metropolitan District	5.00%	12/01/2034	1,148,237
2,000,000	Peace River Manasota Regional Water Supply Authority	5.00%	10/01/2035	2,265,635
3,000,000	Pennsylvania Economic Development Financing Authority (SIFMA Municipal Swap Index + 0.40%)	0.45%	06/01/2041	3,011,160
10,000,000	Pennsylvania Turnpike Commission	5.00%	06/01/2029	11,841,732
6,360,000	Pennsylvania Turnpike Commission	4.00%	12/01/2036	7,240,312
8,700,000	Pennsylvania Turnpike Commission	5.00%	12/01/2043	9,777,353
1,630,000	Philadelphia Pennsylvania Airport Revenue	4.00%	07/01/2036	1,898,981
1,695,000	Philadelphia Pennsylvania Airport Revenue	4.00%	07/01/2037	1,961,415
1,760,000	Philadelphia Pennsylvania Airport Revenue	4.00%	07/01/2038	2,031,627
1,830,000	Philadelphia Pennsylvania Airport Revenue	4.00%	07/01/2039	2,106,996
1,905,000	Philadelphia Pennsylvania Airport Revenue	4.00%	07/01/2040	2,188,560
10,000,000	Phoenix Arizona Civic Improvement Corp.	5.00%	07/01/2049	12,291,743
2,070,000	Pinal County Arizona	5.00%	08/01/2027	2,333,117
4,000,000	Pompano Beach, City of Florida	4.00%	09/01/2050	4,317,674
17,483,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue+	4.63%	07/01/2033	12,981,648
4,230,000	Sales Tax Securitization Corp.	5.50%	01/01/2032	5,405,388
5,830,000	San Diego California Tobacco Settlement Revenue Funding Corp.	4.00%	06/01/2032	6,419,561
7,300,000	San Francisco California City & County Airport Commission-San Francisco International Airport	4.00%	05/01/2039	8,416,757
2,290,000	Tampa, City of Florida+	3.37%	09/01/2040	1,236,056
1,850,000	Tampa, City of Florida+	3.73%	09/01/2045	794,831
22,140,000	Tennessee Energy Acquisition Corp.#	4.00%	05/01/2048	23,254,238
7,150,000	Tennessee Energy Acquisition Corp.#	4.00%	11/01/2049	8,016,026
3,045,000	Terrebonne Parish Louisiana+	3.13%	04/01/2036	2,167,834
17,380,000	Texas Municipal Gas Acquisition & Supply Corp II (3 Month LIBOR USD + 0.87%)	0.95%	09/15/2027	17,621,064
700,000	Texas Municipal Power Agency Revenue	3.00%	09/01/2032	753,876
1,100,000	Texas Municipal Power Agency Revenue	3.00%	09/01/2034	1,178,679
1,265,000	Tobacco Settlement Authority	5.25%	06/01/2032	1,267,713
11,105,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2031	13,706,150
20,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2035	22,497,604
5,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2046	5,923,780
1,045,000	Triborough Bridge & Tunnel Authority+	3.39%	11/15/2031	860,567
9,030,000	TSASC, Inc.	5.00%	06/01/2031	10,797,781
1,050,000	University of Texas System - Permanent University Fund	4.00%	07/01/2032	1,147,952
4,991,332	Utah Housing Corp.	2.50%	08/21/2051	5,194,784
18,274,646	Vermont Student Assistance Corp. (1 Month LIBOR USD + 1.00%)	1.08%	06/02/2042	18,393,528
5,755,000	Virginia Public Building Authority	4.00%	08/01/2036	6,734,450
4,000,000	Virginia Small Business Financing Authority	5.00%	07/01/2034	4,044,145
3,300,000	Virginia Small Business Financing Authority	5.00%	07/01/2034	3,336,419
1,230,000	Virginia Small Business Financing Authority	4.00%	12/01/2036	1,381,974
2,000,000	Washington DC Metropolitan Area Transit Authority	4.00%	07/15/2045	2,334,513
1,000,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	1,077,478
2,655,000	Washington State Housing Finance Commission^	5.00%	01/01/2031	2,942,831
3,655,000	Wayne County Michigan Airport Authority	5.00%	12/01/2038	4,240,239
5,000,000	West Virginia State Hospital Finance Authority	5.00%	06/01/2023	5,386,001
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,770,579
650,000	Wisconsin Health & Educational Facilities Authority	5.00%	09/15/2037	671,562
5,250,000	Wise County Virginia Industrial Development Authority#	0.75%	10/01/2040	5,263,171
				1,080,265,783
Total Municipal Bonds (Cost $1,176,120,991)				1,217,458,881

Shares
Short-Term Investments - 1.7%
Money Market Funds - 1.7%
20,308,221	First American Government Obligations Fund — Class Z, 0.02%*			20,308,221
Total Short-Term Investments (Cost $20,308,221)				20,308,221
Total Investments - 100.9% (Cost $1,196,429,212)				1,237,767,102
Floating Rate Note Obligations - (1.6)%
Notes with interest and fee rates ranging from 0.63% to 0.64% as of the date of this report and contractual maturities of collateral ranging from 08/01/2037 to 03/15/2046~				(19,425,000)
Other Assets in Excess of Liabilities - 0.7%				8,514,006
NET ASSETS - 100.0%				$1,226,856,108

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Underlying security related to TOB Trusts entered into by the Fund.
* Annualized seven-day yield as of the date of this report.
~ Floating rate note obligations related to securities held. The interest and fee rate shown reflects the rates in effect as of the date of this report. As of the date of this report, the Fund’s investments with a value of $45,019,583 are held by TOB Trusts and serve as collateral for the $19,425,000 in the floating rate note obligations outstanding at that date.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market funds were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.